                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [      ]; Amendment Number: ______
     This Amendment (Check only one.):         [    ] is a restatement.

                                               [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BHG Life Insurance Company
Address:    3024 Harney St.
            Omaha, NE 68131

Form 13F File Number: 28-5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
Title:      Assistant Secretary
Phone:      402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE                  February 13, 2004
----------------------              ---------------            -----------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number               Name

     28-4545                            Berkshire Hathaway Inc.